Financial debt - Movements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	€ 44,390	€ 10,119
Additions	8,806	35,625
Capitalized interest	4,632
Repayments	(4,097)	(1,767)
Fair Value Variations	389	407
Effect of movements in exchange rates	(38)	6
Ending balance	54,082	44,390
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	4,510	130
Additions	3,706	5,109
Repayments	(1,612)	(735)
Effect of movements in exchange rates	(38)	6
Ending balance	6,566	4,510
PGE SG 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,926	3,339
Repayments	(830)	(413)
Ending balance	2,096	2,926
PGE BPI France 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,094	3,300
Repayments	(825)	(206)
Ending balance	2,269	3,094
PGE CA 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,926	3,339
Repayments	(830)	(413)
Ending balance	2,096	2,926
PPR CA 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780
Additions		1,780
Ending balance	1,780	1,780
PPR SG 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780
Additions		1,780
Ending balance	1,780	1,780
PGE BPI France 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	1,780
Additions		1,780
Ending balance	1,780	1,780
BEI EMPRUNT PART 1 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	15,400
Additions		15,400
Ending balance	15,400	15,400
DETTE BSA BEI 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	9,876
Additions		9,469
Fair Value Variations	389	407
Ending balance	10,265	9,876
Royalty Certificates [Member]
Disclosure of detailed information about borrowings [line items]
Additions	5,100
Capitalized interest	1,227
Ending balance	6,327
Accrual Interests [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	319	11
Additions		308
Capitalized interest	3,405
Ending balance	€ 3,724	€ 319